UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer		Shares	Value

Common stocks 38.39%			$162,452,760
(Cost $192,201,847)

Electric Utilities 3.52%			14,892,977
Duke Energy Corp. (Z)		200,000	3,030,000
Progress Energy, Inc. (Z)		303,500	11,751,520
Progress Energy, Inc. CVO (B)(I)		337,750	111,457

Industrial Conglomerates 0.37%			1,576,900
General Electric Co. (Z)		130,000	1,576,900

Integrated Telecommunication Services 2.22%			9,395,036
AT&T, Inc. (Z)		260,000	6,401,200
FairPoint Communications, Inc.		2,504	6,836
Verizon Communications, Inc. (Z)		100,000	2,987,000

Multi-Utilities 32.28%			136,587,847
Alliant Energy Corp. (Z)		430,000	12,396,900
Ameren Corp. (Z)		165,400	5,499,550
CH Energy Group, Inc. (Z)		595,000	30,095,100
Consolidated Edison, Inc. (Z)		65,000	2,648,750
Dominion Resources, Inc. (Z)		85,000	2,990,300
DTE Energy Co. (Z)		435,000	15,007,500
Integrys Energy Group, Inc. (Z)		240,000	10,020,000
NiSource, Inc. (Z)		490,000	4,743,200
NSTAR (Z)		525,000	17,755,500
OGE Energy Corp. (Z)		255,000	6,293,400
PNM Resources, Inc. (Z)		500,000	5,020,000
TECO Energy, Inc. (Z)		570,000	6,845,700
Vectren Corp. (Z)		129,300	3,334,647
Xcel Energy, Inc. (Z)		755,000	13,937,300

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 116.07%			$491,155,037
(Cost $675,664,746)

Agricultural Products 4.56%			19,285,500
Ocean Spray Cranberries, Inc., 6.250%, Ser A (S)	BBB-	224,250	19,285,500

Cable & Satellite 0.23%			971,810
Comcast Corp., 7.000% (Z)	BBB+	42,530	971,810

Consumer Finance 3.07%			12,994,442
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B (Z)	A	35,600	547,172
SLM Corp., 6.970%, Ser A (Z)	BB	445,500	12,447,270

Diversified Banks 8.38%			35,461,767
HSBC Holdings PLC, 6.200%, Ser A (Z)	A	25,000	385,000
HSBC USA, Inc., 2.858% (G)(Z)	A+	494,950	15,665,167
Sovereign Bancorp, 7.300%, Depositary Shares, Ser C (Z)	BBB+	449,800	6,971,900
Wells Fargo & Co., 8.000% (Z)	A+	683,500	12,439,700

Diversified Financial Services 19.14%			80,990,147
Bank of America Corp., 6.375% (Z)	A-	1,160,000	11,252,000
Bank of America Corp., 6.625% (Z)	A-	360,000	3,790,800
Bank of America Corp., 6.204%, Depositary Shares, Ser D (Z)	A-	960,000	10,588,800

John Hancock Patriot Premium Dividend Fund II

Securities owned by the Fund on January 31, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Diversified Financial Services (continued)
Bank of America Corp., 8.200%	A-	35,000	494,550
Bank of America Corp., 8.625% (Z)	A-	102,000	1,405,560
Citigroup Capital VII, 7.125%	BB	30,000	342,300
Citigroup, Inc., 8.125%, Depositary Shares, Ser AA (Z)	BB	615,050	5,719,965
Citigroup, Inc., 8.50%, 8.500%, Depositary Shares, Ser F (Z)	BB	240,000	2,126,400
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	A-	275,275	3,691,438
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	A-	542,000	8,075,800
JPMorgan Chase & Co., 5.490%, Ser G (Z)	A-	278,000	12,079,100
JPMorgan Chase & Co., 5.720%, Ser F (Z)	A-	328,760	12,854,516
JPMorgan Chase & Co., 6.150%, Ser E (Z)	A-	209,100	8,568,918

Electric Utilities 42.18%			178,491,547
Alabama Power Co., 5.200%	BBB+	1,213,875	23,549,175
Carolina Power & Light Co., 5.440% (Z)	BBB-	11,382	756,548
Central Illinois Light Co., 4.640% (Z)	Ba1	7,460	627,106
Central Maine Power Co., 4.750% (G)	Baa2	11,015	724,897
Connecticut Light & Power Co., 3.900%, Ser 1949	Baa3	27,255	627,583
Duquesne Light Co., 6.500%	BB	519,900	22,355,700
Entergy Arkansas, Inc., 6.450%	BB+	350,000	7,557,830
Entergy Mississippi, Inc., 6.250% (Z)	BB+	667,000	16,028,877
FPC Capital I, 7.100%, Ser A (Z)	BBB-	242,500	5,875,775
Georgia Power Co., 6.000%, Ser R (Z)	A	85,000	2,137,750
Great Plains Energy, Inc., 4.500% (Z)	BB+	12,410	950,606
HECO Capital Trust III, 6.500% (Z)	BB+	173,100	3,878,531
Interstate Power & Light Co., 8.375%, Ser B (Z)	Baa2	132,800	3,545,760
Interstate Power & Light Co., 7.100%, Ser C (Z)	BBB-	176,600	4,415,000
NSTAR Electric Co., 4.250% (Z)	A-	122,309	7,885,114
NSTAR Electric Co., 4.780% (Z)	A-	112,280	8,021,003
PPL Electric Utilities Corp., 4.600% (Z)	BBB	3,917	232,895
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	BBB	1,000,000	21,750,000
PPL Electric Utilities Corp., 4.400% (Z)	BBB	29,780	2,330,285
PPL Energy Supply, LLC, 7.000% (Z)	BBB	272,500	7,003,250
Southern California Edison Co., 6.000%, Ser C (Z)	BBB-	80,000	6,380,000
Southern California Edison Co., 6.125% (Z)	BBB-	195,000	15,971,729
Union Electric Co., 3.700% (Z)	BB	12,262	657,550
Virginia Electric & Power Co., 7.050%	BBB	30,200	3,087,950
Virginia Electric & Power Co., 6.980% (Z)	BBB	45,500	4,565,643
Westar Energy, Inc., 6.100% (Z)	BBB	333,700	7,574,990

Gas Utilities 1.65%			6,992,595
Southern Union Co., 7.550% (Z)	BB	255,000	5,355,000
Southwest Gas Capital II, 7.700% (Z)	BB	72,300	1,637,595

Investment Banking & Brokerage 0.92%			3,869,470
Goldman Sachs Group, Inc., 6.200%, Ser B (Z)	BBB	129,500	2,652,160
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Ser C
(G)(H)(Z)	D	300,600	3,006
Lehman Brothers Holdings, Inc., 5.670%, Depositary Shares, Ser D
(H)(Z)	D	553,600	8,304
Morgan Stanley Capital Trust III, 6.250% (Z)	BBB	75,000	1,206,000

Life & Health Insurance 5.59%			23,660,485
MetLife, Inc., 6.500%, Ser B (Z)	BBB	1,055,000	18,146,000
Principal Financial Group, Inc., 6.518%, Ser B (Z)	BBB	160,000	2,547,200

John Hancock Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Life & Health Insurance (continued)
Prudential PLC, 6.750% (Z)	A-	176,100	2,967,285

Movies & Entertainment 0.90%			3,814,145
Viacom, Inc., 6.850% (Z)	BBB	196,100	3,814,145

Multi-Utilities 13.81%			58,439,792
Baltimore Gas & Electric Co., 6.990%, Ser 1995	Ba1	134,000	13,735,000
Baltimore Gas & Electric Co., 6.700%, Ser 1993 (Z)	BB+	20,250	2,059,806
BGE Capital Trust II, 6.200% (Z)	BB+	616,000	10,890,880
Constellation Energy Group, Inc., 8.625%, Ser A (Z)	BB+	300,000	6,435,000
Public Service Electric & Gas Co., 4.300%, Ser C (Z)	BB+	8,280	598,230
Public Service Electric & Gas Co., 6.920% (Z)	BB+	131,425	13,360,179
Public Service Electric & Gas Co., 4.180%, Ser B (Z)	BB+	53,677	3,792,280
Sempra Energy Corp., 4.360% (Z)	BBB+	38,500	2,829,750
Sempra Energy Corp., 4.750%, Ser 53 (Z)	BBB+	12,610	1,003,678
Xcel Energy, Inc., 4.080%, Ser B (Z)	BBB-	8,610	615,615
Xcel Energy, Inc., 4.110%, Ser D (Z)	BBB-	33,691	2,440,913
Xcel Energy, Inc., 4.160%, Ser E (Z)	BBB-	9,410	678,461

Oil & Gas Exploration & Production 7.95%			33,652,626
Apache Corp., 5.680%, Depositary Shares, Ser B	BBB	236,649	19,079,826
Nexen, Inc., 7.350% (Z)	BB+	759,000	14,572,800

Real Estate Investment Trusts 3.56%			15,050,042
Kimco Realty Co., Depositary Shares, Ser F, 6.650% (Z)	BBB-	200,000	3,080,000
Public Storage, 6.950%, Ser H (Z)	BBB	190,000	3,786,700
Public Storage, 6.750%, Ser L (Z)	BBB	60,000	1,164,000
Public Storage, 6.625%, Ser M (Z)	BBB	64,000	1,280,000
Public Storage, 6.125% (Z)	BBB	92,700	1,692,702
Public Storage, Inc., 6.450%, Depositary Shares, Ser X (Z)	BBB	48,000	877,440
Public Storage, Inc., 7.500%, Depositary Shares, Ser V (Z)	BBB	139,000	3,169,200

Specialized Finance 0.75%			3,182,200
CIT Group, Inc., 6.350%, Ser A (Z)	BB	454,600	3,182,200

Trucking 1.86%			7,878,000
AMERCO, 8.500%, Ser A (Z)	B	390,000	7,878,000

U.S. Government Agency 0.06%			234,300
Federal Home Loan Mortgage Corp., 8.375%, Ser Z (P)	C	55,000	58,850
Federal National Mortgage Assn. (8.250% to 12-31-10 then
variable), 8.250%	C	159,500	175,450

Wireless Telecommunication Services 1.46%			6,186,169
Telephone & Data Systems, Inc., 6.625% (Z)	BBB-	240,400	3,875,248
United States Cellular Corp., 7.500% (Z)	BBB-	129,900	2,310,921

Total investments (Cost $867,866,593)† 154.46%			$653,607,797

Other assets and liabilities, net (54.46%)			($230,438,850)

Total net assets 100.00%			$423,168,947

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2009 (Unaudited)

CVO Contingent Value Obligation

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at January 31, 2009 was $535,113,910.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $870,693,360. Net unrealized depreciation aggregated $217,085,563, of which $14,927,854 related to appreciated investment securities and $232,013,417 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$462,205,250	$-
Level 2 – Other Significant Observable Inputs	172,005,590	-
Level 3 – Significant Unobservable Inputs	19,396,957	-
Total	$653,607,797	$-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of October 31, 2008	$19,733,332	$-
Accrued discounts/premiums	(336,375)	-
Realized gain (loss)	-	-
Change in unrealized appreciation	-	-
(depreciation)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of January 31, 2009	$19,396,957	$-

Risks and uncertainties

Concentration risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Small and medium size company risk

Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Leverage utilization risk

The Fund utilizes leverage to increase assets available for investment.

6

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009